Business Acquisition (Details Narrative) - USD ($)	Nov. 04, 2020	Nov. 04, 2019
Netcapital Systems L L C [Member]
Defined Benefit Plan Disclosure [Line Items]
Capitalized Contract Cost, Net	$ 18,646	$ 152,864